INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
3.	INVENTORIES

Inventories consisted of the following:

	At December 31,
	2010	2011

Raw materials	$1,984	$4,211
Work in progress	909	811
Finished goods	1,939	2,455
	$4,832	$7,477

Slow moving inventories amounting to $294, $378, and $232 were written down for the year ended December 31, 2009, 2010 and 2011, respectively.